Cover Page DEI Document	Mar. 24, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 24, 2020
Entity Registrant Name	CC Holdings GS V LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-187970
Entity Tax Identification Number	20-4300339
Entity Address, Address Line One	1220 Augusta Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057-2261
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001574291
Amendment Flag	false